INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of income tax provision

	Fiscal 2024	Fiscal 2023
Current:
Federal	$–	$–
State	23,000	20,000
Foreign	–	–

Deferred:
Federal	(141,000)	112,000
State	(71,000)	(244,000)
Foreign	(16,000)	(39,000)
	(205,000)	(151,000)
Change in valuation allowance	228,000	171,000
Income tax provision	$23,000	$20,000

Schedule of deferred tax assets and liabilities

	September 30,
	2024	2023
Deferred tax assets
Net operating losses	$3,586,000	$2,976,000
Share-based compensation	269,000	242,000
AMT & other tax credits	–	5,000
Excess tax over book basis in inventory	–	18,000
Reserves and other allowances	388,000	893,000
Lease liability	702,000	794,000
Accrued compensation	32,000	101,000
Accrued related party interest	5,000	5,000
Charitable contributions	1,000	1,000
Interest expense limitation	82,000	46,000
Total deferred tax assets	5,065,000	5,081,000

Deferred tax liabilities
Depreciation	(11,000)	(9,000)
Prepaid expenses	(41,000)	(88,000)
Intangible assets	(64,000)	(145,000)
Operating lease right-of-use assets	(642,000)	(737,000)
Total deferred tax liabilities	(758,000)	(979,000)
Valuation allowance	(4,307,000)	(4,102,000)
Net deferred tax assets	$–	$–

Schedule of reconciliation of effective tax rate

	Fiscal 2024		Fiscal 2023
U.S. federal statutory rate	21.0%		21.0%
State tax rate, net of federal benefit	2.1%		3.9%
Foreign rate differential	0.7%		(9.2%	)
Tax return to provision adjustments	(14.3%	)	(94.6%	)
Effect of state tax rate change	1.9%		(8.5%	)
Change in valuation allowance	(12.6%	)	95.7%
Permanent differences	(0.1%	)	2.9%

Effective tax rate	(1.3%	)	11.2%